FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Detail of remaining contractual maturity for financial liabilities
Financial liabilities	$ 469,538	$ 455,078
Variable rate
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)			5.02%	4.82%
Fixed rate
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)			3.18%	3.52%
Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	357,912		$ 361,824
Financial liabilities	279,223		276,401
Trade and other payables
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	22,255		26,644
Financial liabilities	22,255	$ 26,644	26,644
Amounts due to related parties
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	211		28
Financial liabilities	211		28
Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	163,284		140,189
Financial liabilities	$ 116,792		$ 95,216
Borrowings | Variable rate | Weighted average
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	5.02%		4.82%
Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 172,162		$ 194,963
Financial liabilities	$ 139,965		$ 154,513
Borrowings | Fixed rate | Weighted average
Detail of remaining contractual maturity for financial liabilities
Interest rate (as a percent)	3.18%		3.52%
Within one year | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 72,166		$ 46,374
Within one year | Trade and other payables
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	22,255		26,644
Within one year | Amounts due to related parties
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	211		28
Within one year | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	6,794		4,854
Within one year | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	42,906		14,848
1-2 years | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	21,677		25,700
1-2 years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	11,742		8,173
1-2 years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	9,935		17,527
2-3 Years | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	21,677		23,775
2-3 Years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	11,742		8,164
2-3 Years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	9,935		15,611
After 3 years | Trade and other payables, amounts due to related parties and borrowings
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	242,392		265,975
After 3 years | Borrowings | Variable rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	133,006		118,998
After 3 years | Borrowings | Fixed rate
Detail of remaining contractual maturity for financial liabilities
Undiscounted cash flows	$ 109,386		$ 146,977